Consolidated Portfolio of Investments (unaudited)
As of June 30, 2026
abrdn Global Infrastructure Income Fund

Shares		Value
COMMON STOCKS—77.3%
ARGENTINA—1.9%
Industrials—1.0%
Corp. America Airports SA(a)	263,365	$6,631,531
Materials—0.9%
Loma Negra Cia Industrial Argentina SA, ADR(a)	566,791	6,489,757
Total Argentina		13,121,288
AUSTRALIA—1.1%
Industrials—1.1%
Aurizon Holdings Ltd.	2,592,200	7,497,948
BRAZIL—3.2%
Industrials—3.2%
Motiva Infraestrutura de Mobilidade SA	3,487,400	9,876,564
Rumo SA	4,788,200	12,456,759
		22,333,323
CANADA—3.7%
Energy—1.7%
Enbridge, Inc.	216,100	11,718,844
Industrials—2.0%
Canadian Pacific Kansas City Ltd.	160,000	13,864,000
Total Canada		25,582,844
CHINA—0.9%
Information Technology—0.9%
GDS Holdings Ltd., ADR(a)	204,400	6,138,132
FRANCE—6.7%
Industrials—3.3%
Eiffage SA	29,100	4,292,398
Getlink SE	720,600	15,317,420
Vinci SA	24,600	3,592,782
		23,202,600
Utilities—3.4%
Engie SA	272,800	8,586,249
Veolia Environnement SA	361,789	15,076,193
		23,662,442
Total France		46,865,042
GERMANY—2.7%
Utilities—2.7%
RWE AG	288,600	18,663,763
INDONESIA—0.4%
Communication Services—0.4%
Sarana Menara Nusantara Tbk. PT	125,149,000	2,554,701
ITALY—0.6%
Communication Services—0.6%
Infrastrutture Wireless Italiane SpA(b)	642,189	4,523,839
JAPAN—1.5%
Industrials—1.5%
Japan Airport Terminal Co. Ltd.	347,100	10,829,009
MEXICO—4.1%
Industrials—4.1%
Grupo Aeroportuario del Centro Norte SAB de CV	694,032	9,809,515
Shares		Value

Grupo Aeroportuario del Sureste SAB de CV, Class B	317,000	$9,718,373
Promotora y Operadora de Infraestructura SAB de CV	566,470	8,997,762
		28,525,650
NIGERIA—0.3%
Communication Services—0.3%
IHS Holding Ltd.(a)	271,587	2,237,877
PHILIPPINES—2.0%
Industrials—2.0%
International Container Terminal Services, Inc.	985,100	14,334,375
SPAIN—5.3%
Communication Services—2.0%
Cellnex Telecom SA(a)(b)	473,700	14,161,574
Industrials—1.7%
Aena SME SA(b)	377,600	11,506,460
Utilities—1.6%
EDP Renewables SA	699,606	11,301,719
Total Spain		36,969,753
TANZANIA—2.2%
Communication Services—2.2%
Helios Towers PLC(a)	5,905,700	15,691,288
THAILAND—0.6%
Industrials—0.6%
Airports of Thailand PCL	2,332,800	4,543,169
UNITED ARAB EMIRATES—0.3%
Industrials—0.3%
Salik Co. PJSC	1,226,800	1,965,690
UNITED KINGDOM—2.9%
Utilities—2.9%
National Grid PLC	540,497	8,914,807
SSE PLC	358,900	11,579,021
		20,493,828
UNITED STATES—36.9%
Energy—7.9%
Cheniere Energy, Inc.	56,500	13,504,065
Kinder Morgan, Inc.	393,200	12,570,604
ONEOK, Inc.	161,700	14,058,198
Williams Cos., Inc.	208,100	15,470,154
		55,603,021
Industrials—6.5%
CSX Corp.	120,400	5,722,612
Ferrovial NV	262,900	18,019,309
Norfolk Southern Corp.	15,600	4,907,604
Union Pacific Corp.	62,000	16,864,000
		45,513,525
Real Estate—4.3%
American Tower Corp., REIT	87,700	14,345,089
Crown Castle, Inc., REIT	129,100	9,776,743
Fermi, Inc., REIT(a)	666,400	6,104,224
		30,226,056
Utilities—18.2%
American Electric Power Co., Inc.	57,400	7,852,894
American Water Works Co., Inc.	27,100	3,565,818
See accompanying Notes to Consolidated Portfolio of Investments.

Consolidated Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2026
abrdn Global Infrastructure Income Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Utilities (continued)
CenterPoint Energy, Inc.	255,400	$11,247,816
Clearway Energy, Inc., Class C	315,095	10,769,947
CMS Energy Corp.	151,010	11,552,265
Duke Energy Corp.	89,000	11,265,620
Essential Utilities, Inc.	151,100	5,788,641
FirstEnergy Corp.	238,426	11,334,772
IDACORP, Inc.	69,827	10,564,825
NextEra Energy, Inc.	190,382	16,709,828
PPL Corp.	400,600	14,561,810
Spire, Inc.	84,400	6,590,796
XPLR Infrastructure LP(a)	489,400	5,779,814
		127,584,846
Total United States		258,927,448
Total Common Stocks		541,798,967
PRIVATE EQUITY(c)(d)—22.7%
CANADA—3.5%
Communication Services—1.2%
NOVA-telMAX HoldCo LLC(a)(e)(f)	–	8,497,709
Industrials—2.3%
Thunder R&A Investco LLC, Preferred Shares(a)(f)(g)(h)(i)	–	16,075,650
Total Canada		24,573,359
CHILE—0.3%
Utilities—0.3%
Arroyo Trinity Direct Investment I, L.P.(f)(g)(h)	–	1,966,412
ITALY—2.6%
Energy—2.6%
Enfinity Global Inc., PIK 13.50%, Preferred Shares(g)(h)(i)	–	18,226,178
NORWAY—1.8%
Financials—1.8%
Onyx LuxCo SARL(a)(f)(g)(h)(i)	–	12,728,335
UNITED STATES—14.5%
Energy—11.1%
Bridge Solar Energy Multifamily Projects Holdco LLC(a)(f)(g)(h)	–	279,656
BSED Holdings I, LLC(a)(f)(g)(h)(i)	–	10,303,905
CAI Co-Invest LP(a)(f)(g)(h)	–	10,934,653
OYA Solar CDG LLC(i)(j)	–	1,775,384
Sentinel Midstream Highline JV Holdings LLC(g)(h)(i)	–	21,580,704
Trinity Gas Holdings, LLC(a)(g)(h)(i)	–	32,988,277
		77,862,579
Industrials—1.6%
BT Co-Invest Fund, L.P.(f)(g)(h)	–	48,764
WR Holdings LLC(a)(g)(h)(i)	–	11,355,580
		11,404,344
Shares		Value

Utilities—1.8%
Cresta BBR Co-Invest BL LLC(a)(f)(k)	–	$119,544
PCIP I BE COINVEST, LP(a)(f)(g)(h)	–	7,534,153
PCIP I CI Co-Invest, LP(a)(f)(g)(h)	–	4,624,733
		12,278,430
Total United States		101,545,353
Total Private Equity		159,039,637
SHORT-TERM INVESTMENT—0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(l)	4,964,362	4,964,362
Total Short-Term Investment		4,964,362
Total Investments (Cost $562,653,619)—100.7%		705,802,966
Liabilities in Excess of Other Assets—(0.7%)		(4,978,098)
Net Assets—100.0%		$700,824,868

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Private Equity Investments. See of the accompanying Notes to Consolidated Portfolio of Investments.
(e)	NOVA-telMAX HoldCo LLC invests 100% of its capital in Telmax, Inc., in which the Fund's percentage of ownership is approximately 15%.
(f)	Restricted security, not readily marketable.
(g)
abrdn Global Infrastructure Income Fund BL, LLC invests 100% of its capital in
Arroyo Trinity Direct Investment I, Bridge Solar Energy Multifamily Projects
Holdco LLC, BSED Holdings I, LLC, BT Co-Invest Fund, L.P., Climate Adaptive
Infrastructure (CAI) Co-Invest Fund LP, Cresta Highline Co-Invest Fund, Enfinity
Global Inc., Onyx LuxCo SARL, PCIP I BE COINVEST, LP, PCIP I CI Co-Invest, LP,
Sentinel Midstream Highline JV Holdings LLC, Thunder R&A Investco LLC,
Trinity Gas Holdings, LLC and WR Holdings LLC in which the Fund's percent of ownership is approximately 2%, 30%, 49%, 9%, 75%, 32%, less than 1%, 17%,
30%, 19%, 18%, 41%, 5% and 5%, respectively.

(h)	Through abrdn Global Infrastructure Income Fund BL, LLC.
(i)
Fair Valued Security. Fair Value is determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange trade price. See Note 1(a) of the accompanying Notes to Consolidated Portfolio of Investments for inputs used.

(j)	Indicates a security that may be restricted in certain markets.
(k)	Cresta Blocker invests 100% of its capital in Cresta Fund LP, in which the Fund's percentage of ownership is approximately 18%.
(l)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of June 30, 2026.

ADR	American Depositary Receipt
PIK	Payment-In-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Consolidated Portfolio of Investments.

Notes to Consolidated Portfolio of Investments
June 30, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn Inc. (the "Adviser" or "Aberdeen"), the Fund's Investment Adviser, as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund  sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;

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Notes to Consolidated Portfolio of Investments  (concluded)
June 30, 2026 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Investments that are included in this category are private transaction investments that are not able to use NAV as practical expedient as detailed below.
Level 3 investments are valued using significant unobservable inputs. The unobservable inputs disclosed represent the inputs that had the most significant impact on the determination of fair value and reflect management’s assessment of the key assumptions used in the valuation of the security. These inputs were selected after consideration of a range of available information relevant to the issuer and the security, including information obtained from the issuer (such as analysis of financial statements, products, intended markets, or technologies), and other factors deemed relevant to the valuation. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The Fund may also invest in infrastructure investments through private transactions, which represented 22.7% of the net assets of the Fund as of June 30, 2026. For certain of the private equity investments, the Fund values private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Fund determined that the use of the practical expedient was appropriate as the investments in private investment companies did not have readily determinable fair values. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. In such cases, the Fund may make adjustments to the NAV reported by the private investment company based on market or economic changes, which can include market fluctuations or other economic conditions for which it may be necessary to adjust a reported NAV. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Fund’s other investments. The Fund’s net asset value could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher or lower than the values that the Fund ultimately realizes upon the disposal of such investments. These holdings are not considered part of the three-level hierarchy and therefore are only represented in the total below.

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